REA-GRAHAM
FUND, INC.
  LOGO

              REA-GRAHAM BALANCED FUND
              10966 Chalon Road, Los Angeles, California 90077
              (800) 433-1998  (310) 442-2660
--------------------------------------------------------------------------------

                                                               November 30, 1996

Dear Shareholders,

    We are pleased to present this Semi-Annual Report and to include an update on performance*.

    For fiscal year-to-date (3/31/96 through 11/30/96), our Fund is UP 6.13%. For the trailing 24 months (ending 11/30/96), the Rea-Graham Balanced Fund has gained 22.21% total return. From inception 6/30/76, the Fund has provided investors with a cumulative return of 473.14% -- a compound annual rate of return of 8.93%. These results were achieved with low risk, low volatility, and consistent application of the investment principles of our founding partners, Benjamin Graham and James Rea, Sr.

    At September 30, 1996, our Fund held:

                     26% Common Stocks
                     26% Medium-Term Treasury Notes
                     48% Liquid Cash Instruments

    During much of this year, we have diligently captured capital gains on portfolio stocks by selling selected issues at a profit. Consequently, the Fund now holds only 17% of assets in common stocks. We view this as a temporary situation. Many of the common stocks held in the portfolio provided superior gains of 30% to 60%. For instance:

Fremont General  +31%    Norwest         +46%
KCS Energy       +35%    Barnett Banks   +50%
Keycorp.         +43%    Fleet Financial +55%
           MBIA             +60%

    The good news is our Fund is up nicely this year, and our assets are well protected. Allocation to Treasury Notes (1 to 3 year maturities) has provided income, and the cash portion has temporarily been increased and we anticipate that this strong buying power will be used to purchase both additional stocks and bonds at bargain prices.

    When I wrote to Shareholders at this time a year ago, I cautioned that "U.S. stocks provide few bargain opportunities at these levels." If that assessment had merit then, and I believe it did, then U.S. equities are now overvalued and added caution is required.

    Our important message is one of safety, coupled with growth and income. Since formation more than 20 years ago, the Rea-Graham Balanced Fund has provided Shareholders with attractive risk-adjusted returns, while at the same time maintaining a track record of asset protection at times when stock prices are falling sharply.

    We wish you a happy Holiday Season, and a prosperous New Year.

                                          Sincerely,
                                          /s/ JAMES B. REA, JR
                                          James B. Rea, Jr.
                                          President
                                          Rea-Graham Balanced Fund, Inc.

*Performance information is based on total return including reinvestment of dividend distributions and excluding sales charges.

                            REA-GRAHAM BALANCED FUND

                        [A Mountain Chart Appears Here]

     Pursuant to Rule 304(a) of Regulation S-T, the following narrative description replaces the chart that appears on this page of the Semi-Annual
Report:

The chart that appears here is a "mountain chart" that depicts the cumulative change in value of a $10,000 investment in the Fund made on June 30, 1976, assuming the reinvestment of net investment income and capital gains distributions. For the period ended November 30, 1996, the ending value was $57,314, which represents a cumulative total return of 473.14% and an annual compound return of 8.93%, measured from June 30, 1976.

     The following chart is depicted in conjunction with the mountain chart:

Illustration of an assumed investment of $10,000* with net investment income and capital gains distributions reinvested.

                        1996 Fiscal Year-to-Date: +6.13%
                            (3/31/96 thru 11/30/96)

                           Period            Total
                           Ended             Value
                          --------          -------
                          06/30/76           $10,000
                          12/31/76           $10,846
                          12/31/77           $11,194
                          12/31/78           $12,355
                          12/31/79           $14,362
                          12/31/80           $15,837
                          12/31/81           $18,391
                          08/19/82**         $18,856
                          03/31/83           $23,035
                          03/31/84           $23,789
                          03/31/85           $26,928
                          03/31/86           $34,380
                          03/31/87           $37,602
                          03/31/88           $38,273
                          03/31/89           $41,182
                          03/31/90           $43,010
                          03/31/91           $43,477
                          03/31/92           $46,797
                          03/31/93           $49,662
                          03/31/94           $48,213
                          03/31/95           $48,291
                          03/31/96           $54,005
                          09/30/96           $56,035
                          11/30/96           $57,314

 * Net amount invested. The maximum initial sales charge payable on an investment in the Fund is 4.75%. The public offering price of $10,000 net investment in the Fund would be $10,499, assuming no waiver or reduction of sales charges. No adjustment has been made for income taxes payable by shareholders on net investment income or capital gains distributions. The average annual total return for 1, 5, and 10 years ended September 30, 1996 was +6.46%, +4.48% and +4.78%, respectively, reflecting the deduction of the one-time maximum sales charge, deduction of all Fund expenses on an annual basis and assuming that all distributions are reinvested when paid. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their initial cost. The Fund's future performance, as to which there can be no guarantee.

** Pro forma information through April 29, 1982, the date the Fund succeeded to the business of Rea, Graham-Plan Fund.
   Initial public offering date was August 19, 1982.

                            REA-GRAHAM BALANCED FUND
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                               NUMBER
       NAME OF ISSUER         OF SHARES     VALUE
       --------------         ---------   ----------
COMMON STOCKS -- 25.94%
BANKS -- 7.73%
  Barnett Banks (U.S.A.)....     7,000    $  236,250
  Fleet Financial
    (U.S.A.)................     4,000       178,000
  Keycorp. (U.S.A.).........     5,386       236,984
  Norwest CP (U.S.A.).......     6,000       245,250
                                           ---------
                                             896,484
                                           ---------
BEEF SLAUGHTER/PRODUCTS
  -- 0.80%
  IBP Inc. (U.S.A.).........     4,000        93,000
                                           ---------
FINANCIAL SERVICES -- 1.19%
  Advanta Corp. CL. A
    (U.S.A.)................     3,000       138,000
                                           ---------
FLEET MANAGEMENT/
  LEASING -- 0.97%
  Rollins Truck Lease
    (U.S.A.)................    10,000       112,500
                                           ---------
INDUSTRIALS -- 4.86%
  AUTO PARTS -- 1.90%
    Excel Industries Inc.
      (U.S.A.)..............    13,000       221,000
  SPRING MANUFACTURING --
    2.03%
    Leggett & Platt
      (U.S.A.)..............     8,000       235,000
  TIRES -- 0.93%
    Cooper Tire (U.S.A.)....     5,000       108,125
                                           ---------
                                             564,125
                                           ---------

                               NUMBER
       NAME OF ISSUER         OF SHARES     VALUE
       --------------         ---------   ----------
INSURANCE/SERVICES -- 1.85%
  MBIA Inc. (U.S.A.)........     2,500    $  214,375
                                           ---------
JET FUEL/OIL RECOVERY --
  1.01%
  World Fuel Services
    (U.S.A.)................     7,000       117,250
                                           ---------
RESTAURANTS -- 1.17%
  Cracker Barrel............     6,000       135,750
                                           ---------
STORES (RETAIL/WHSL.) --
  0.86%
  Cash American
    International
    (U.S.A.)................    14,000        99,750
                                           ---------
TECHNOLOGY-ENERGY -- 1.38%
  Wheelabrator Tech
    (U.S.A.)................    10,500       160,125
                                           ---------
UTILITIES -- 4.12%
  Delmarva Pwr & Lt Co.
    (U.S.A.)................     7,500       153,750
  N.Y. State Electric & Gas
    (U.S.A).................     5,000       110,000
  Nipsco Industries
    (U.S.A.)................     6,000       214,500
                                           ---------
                                             478,250
                                           ---------
TOTAL COMMON STOCKS
  (Cost $2,662,047).........              $3,009,609
                                           ---------

                            REA-GRAHAM BALANCED FUND
                      STATEMENT OF INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                           PRINCIPAL
     NAME OF ISSUER          AMOUNT        VALUE
     --------------       ----------   -----------
U.S. GOVERNMENT
  OBLIGATIONS -- 75.65%
LONG-TERM U.S. GOVERNMENT
  OBLIGATIONS -- 25.52%
  U.S. Treasury Note,
    5.375%, 11/30/97..... $1,000,000    $   994,061
  U.S. Treasury Note,
    5.03%, 1/31/98.......  1,000,000        987,812
  U.S. Treasury Note,
    5.125%, 12/31/98.....  1,000,000        979,061
                                        -----------
                                          2,960,934
                                        -----------
SHORT-TERM U.S.
  GOVERNMENT
  OBLIGATIONS -- 50.13%
  U.S. Treasury Bills,
    5.10%, 10/3/96.......    825,000        824,766
  U.S. Treasury Bills,
    5.015%, 10/17/96.....  1,000,000        997,771
  U.S. Treasury Bills,
    4.90%, 10/31/96......    425,000        423,265
  U.S. Treasury Bills,
    5.08%, 11/29/96......  1,275,000      1,264,385

                           PRINCIPAL
     NAME OF ISSUER          AMOUNT        VALUE
     --------------        ----------   -----------
  U.S. Treasury Bills,
    5.17%, 11/29/96......  2,325,000    $ 2,305,300
                                        -----------
                                          5,815,487
                                        -----------
TOTAL U.S. GOVERNMENT
  OBLIGATIONS(Cost
  $8,813,365)............                 8,776,421
                                        -----------
OTHER SHORT-TERM
  INVESTMENTS -- 0.07%
  Chase Institutional
    Money Market (Cost
    $7,802)..............                     7,802
                                        -----------
TOTAL INVESTMENTS (Cost
  $11,483,214+) -- 101.66%..             11,793,832
OTHER ASSETS LESS
LIABILITIES -- (1.66%)...                  (192,253)
                                        -----------
NET ASSETS -- 100%.......               $11,601,579
                                        ===========

+ Aggregate cost for federal income tax purpose is identical.

See Notes to Financial Statements.

                            REA-GRAHAM BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

ASSETS:
  Investments at value (cost $11,483,214).................................................  $11,793,832
  Dividends and interest receivable.......................................................       43,794
  Other...................................................................................        6,789
                                                                                            -----------
  Total assets............................................................................   11,844,415
                                                                                            -----------
LIABILITIES:
  Payables:
    Securities purchased..................................................................      185,775
    Capital shares redeemed...............................................................        9,841
  Accrued expenses and other..............................................................       47,220
                                                                                            -----------
  Total liabilities.......................................................................      242,836
                                                                                            -----------
NET ASSETS:
  Net assets, equivalent to $14.90 per share on 778,788 shares outstanding (Note 4).......  $11,601,579
                                                                                            ===========

                            REA-GRAHAM BALANCED FUND
                            STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED SEPTEMBER 30, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
  Income:
    Dividends.............................................................................  $    38,041
    Interest..............................................................................      234,955
    Other.................................................................................        1,436
                                                                                            -----------
         Total income.....................................................................      274,432
                                                                                            -----------
  Expenses:
    Investment advisory fee (Note 3)......................................................       58,509
    Distribution fee (Note 3).............................................................       20,613
    Custodian fees........................................................................       10,830
    Transfer agency fees and expenses.....................................................        9,525
    Administrative expenses...............................................................       13,974
    Registration and filing fees..........................................................       10,378
    Legal.................................................................................        5,259
    Audit and accounting..................................................................       13,537
    Recordkeeping and pricing fees........................................................        8,895
    Directors' fees and meeting expenses..................................................        3,982
    Printing and postage..................................................................        7,226
    Other.................................................................................        3,105
                                                                                            -----------
         Total expenses...................................................................      165,833
                                                                                            -----------
         Net investment income............................................................      108,599
                                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments........................................................      123,576
  Unrealized appreciation of investments for the period...................................      199,835
                                                                                            -----------
         Net gain on investments..........................................................      323,411
                                                                                            -----------
  Net increase in net assets from operations..............................................  $   432,010
                                                                                            ===========

See Notes to Financial Statements.

                            REA-GRAHAM BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                                SIX MONTHS
                                                                                   ENDED       YEAR ENDED
                                                                               SEPTEMBER 30,    MARCH 31,
                                                                                   1996           1996
                                                                               -------------   -----------
Increase in Net Assets from Operations:
  Net investment income......................................................   $   108,599    $   271,374
  Net realized gain on investments...........................................       123,576      1,056,147
  Unrealized appreciation for the period.....................................       199,835        212,662
                                                                               ------------    -----------
         Net increase in net assets from operations..........................       432,010      1,540,183
Dividends paid to shareholders from net investment income....................            --       (285,223)
Capital share transactions (Note 4)..........................................    (1,107,517)    (3,219,767)
                                                                               ------------    -----------
         Total decrease......................................................      (675,507)    (1,964,807)
NET ASSETS:
  Beginning of period........................................................    12,277,086     14,241,893
                                                                               ------------    -----------
  End of period (including undistributed net investment income of $166,932
    and $58,333).............................................................   $11,601,579    $12,277,086
                                                                               ============    ===========

See Notes to Financial Statements

                            REA-GRAHAM BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

     Rea-Graham Balanced Fund (the Fund) is the only series of shares of Rea-Graham Funds, Inc., a diversified open-end management investment company registered under the Investment Company Act of 1940. It was organized in 1982 to succeed to the business of Rea, Graham-Plan Fund, an investment company organized as a limited partnership which commenced operations June 30, 1976 for the purpose of investing the partners' capital in securities under professional investment management. This succession occurred on April 29, 1982 when the partnership's net assets aggregating $3,436,275 were transferred to the Fund in exchange for 300,000 shares of the Fund's capital stock. The Fund seeks as its investment objectives medium-term capital growth, income and safety through balanced investments in common stocks, preferred stocks, U.S. Government securities and money market instruments.

     The selected financial information, for the periods prior to April 29, 1982 (Note 6), gives effect to the assumed issuance of shares for partners' capital contributions based upon the 300,000 shares issued on April 29, 1982 as described above.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (a) Valuation of securities. Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter, are valued at the mean between bid and asked prices.

     (b) Income taxes. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

     (c) Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (d) Other. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

3.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains James Buchanan Rea, Inc. (Adviser) as its investment adviser. Under the terms of the agreement the Adviser receives a monthly fee of 1/12 of 1% of the first $20,000,000 of the Fund's net assets on the last business day of the month, 1/12 of .75% of the next $80,000,000, 1/12 of .5% of the next $100,000,000, and 1/12 of .45% of monthly net assets in excess of $200,000,000. The Adviser has agreed to reduce its advisory fee for all expenses (excluding certain defined expenses) in excess of limitations set under applicable state securities laws. No reduction in fee was required for the period ended September 30, 1996.

                            REA-GRAHAM BALANCED FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

     Pursuant to a Plan of Distribution the Fund pays monthly to James Buchanan Rea, Inc., as Principal Underwriter, a distribution fee equal on an annual basis to 0.35% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Plan of Distribution.

     During this period, James Buchanan Rea, Inc. earned commissions of $55 as principal underwriter and authorized dealer in Fund shares.

4.  CAPITAL STOCK

     At September 30, 1996, there were 20,000,000 shares of capital stock ($1 par value) authorized and capital paid-in amounted to $12,634,328. Transactions in capital stock were as follows:

                                     SIX MONTHS ENDED            YEAR ENDED
                                    SEPTEMBER 30, 1996         MARCH 31, 1996
                                  ----------------------   ----------------------
                                   SHARES      AMOUNT       SHARES      AMOUNT
                                  --------   -----------   --------   -----------
        Sold....................     3,354   $    48,647      8,496   $   119,521
        Issued on reinvestment
          of dividends..........        --            --     18,700       266,474
        Redeemed................   (79,271)   (1,156,164)  (258,015)   (3,605,762)
                                  --------   -----------   --------   -----------
        Net decrease............   (75,917)  $(1,107,517)  (230,819)  $(3,219,767)
                                  =========  ===========   =========  ===========

5.  INVESTMENT TRANSACTIONS

     During the six months ended September 30, 1996, purchase and sales of investment securities, excluding short-term obligations, were as follows:

                                                                     PROCEEDS
                                                         COST OF        OF
                                                         PURCHASES    SALES
                                                         --------   ----------
        U.S. Government Obligations....................  $      0   $  999,688
        Other securities...............................   185,775      297,183
                                                         --------   ----------
                                                         $185,775   $1,296,871
                                                         =========  ==========

     The aggregate portfolio turnover of the Fund for the six months ended September 30, 1996 was 3%. Portfolio turnover on stocks was 7%. Portfolio turnover on U.S. Government Obligations was 0%.

     Realized gains and losses are reported on an identified cost basis. Accumulated undistributed net realized losses at September 30, 1996 were $1,510,299. Such amounts represent tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire in varying amounts from March 31, 1999 to March 31, 2003.

     At September 30, 1996, the aggregate gross unrealized appreciation and (depreciation) of portfolio securities, based on cost for federal income tax purposes, was as follows:

        Unrealized appreciation..................................  $ 403,779
        Unrealized depreciation..................................    (93,161)
                                                                   ---------
                                                                   $ 310,618
                                                                   ==========

                            REA-GRAHAM BALANCED FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

6. SELECTED FINANCIAL INFORMATION

                                           SIX
                                         MONTHS
                                          ENDED                                YEARS ENDED MARCH 31,
                                        SEPTEMBER    -------------------------------------------------------------------------
                                        30, 1996      1996       1995       1994       1993       1992       1991       1990
                                        ---------    -------    -------    -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period............................     $ 14.36     $ 13.12    $ 13.20    $ 13.68    $ 13.14    $ 12.84    $ 13.56    $ 13.90
                                         -------     -------    -------    -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.............        0.15        0.31       0.15       0.07       0.21       0.59       0.75       0.90
  Net realized and unrealized gain
    (loss) on investments...........        0.39        1.24      (0.13)     (0.47)      0.59       0.37      (0.65)     (0.27)
                                         -------     -------    -------    -------    -------    -------    -------    -------
Total from investment operations....        0.54        1.55       0.02      (0.40)      0.80       0.96       0.10       0.63
                                         -------     -------    -------    -------    -------    -------    -------    -------
Less distributions:
  Dividends from net investment
    income..........................        0.00       (0.31)     (0.10)     (0.08)     (0.26)     (0.66)     (0.82)     (0.96)
  Dividends from net realized
    gains...........................        0.00        0.00       0.00       0.00       0.00       0.00       0.00      (0.01)
                                         -------     -------    -------    -------    -------    -------    -------    -------
Total distributions.................        0.00       (0.31)     (0.10)     (0.08)     (0.26)     (0.66)     (0.82)     (0.97)
                                         -------     -------    -------    -------    -------    -------    -------    -------
Net asset value, end of period......     $ 14.90     $ 14.36    $ 13.12    $ 13.20    $ 13.68    $ 13.14    $ 12.84    $ 13.56
                                         =======     =======    =======    =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...     $11,602     $12,277    $14,242    $17,877    $24,771    $28,281    $34,758    $43,386
Ratios to average net assets:
  Expenses..........................        2.79%*      2.65%      2.52%      2.37%      2.16%      2.06%      2.04%      1.60%
  Net investment income.............        1.83%*      2.02%      1.08%      0.49%      1.45%      4.05%      5.27%      5.82%
Aggregate portfolio turnover rate...           3%        223%        93%       106%        87%       109%       100%       125%
Portfolio turnover rate on
  stocks**..........................           7%         88%        36%
Net asset value adjusted for
  reinvestment of dividends and
  distributions:
  Beginning of period...............     $ 32.58     $ 29.14    $ 29.09    $ 29.97    $ 28.24    $ 26.23    $ 25.95    $ 24.85
                                         =======     =======    =======    =======    =======    =======    =======    =======
  End of period.....................     $ 33.81     $ 32.58    $ 29.14    $ 29.09    $ 29.97    $ 28.24    $ 26.23    $ 25.95
                                         =======     =======    =======    =======    =======    =======    =======    =======
TOTAL RETURN........................        3.76%      11.81%      0.17%     (2.94)%     6.13%      7.66%      1.08%      4.43%


                                       1989       1988       1987       1986
                                      -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period............................  $ 13.83    $ 15.56    $ 16.45    $ 13.65
                                      -------    -------    -------    -------
Income from investment operations:
  Net investment income.............     0.78       0.66       0.43       0.50
  Net realized and unrealized gain
    (loss) on investments...........     0.25      (0.46)      0.98       3.06
                                      -------    -------    -------    -------
Total from investment operations....     1.03       0.20       1.41       3.56
                                      -------    -------    -------    -------
Less distributions:
  Dividends from net investment
    income..........................    (0.68)     (1.03)     (0.47)     (0.53)
  Dividends from net realized
    gains...........................    (0.28)     (0.90)     (1.83)     (0.23)
                                      -------    -------    -------    -------
Total distributions.................    (0.96)     (1.93)     (2.30)     (0.76)
                                      -------    -------    -------    -------
Net asset value, end of period......  $ 13.90    $ 13.83    $ 15.56    $ 16.45
                                      =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...  $50,554    $49,287    $48,141    $31,531
Ratios to average net assets:
  Expenses..........................     1.43%      1.41%      1.48%      1.50%
  Net investment income.............     5.46%      4.82%      3.54%      4.78%
Aggregate portfolio turnover rate...       88%       226%       111%       208%
Portfolio turnover rate on
  stocks**..........................
Net asset value adjusted for
  reinvestment of dividends and
  distributions:
  Beginning of period...............  $ 23.10    $ 22.69    $ 20.73    $ 16.24
                                      =======    =======    =======    =======
  End of period.....................  $ 24.85    $ 23.10    $ 22.69    $ 20.73
                                      =======    =======    =======    =======
TOTAL RETURN........................     7.58%      1.81%      9.45%     27.65%

------------

 * Annualized
** Provided for additional information. Portfolio turnover rate on stocks for periods prior to 1995 not available.

                                                                                     PRO FORMA INFORMATION + (UNAUDITED)
                                                                                ---------------------------------------------
                                             YEARS ENDED          APRIL 30,
                                              MARCH 31,            1982 TO       JANUARY 1,        YEARS ENDED DECEMBER 31,
                                        ---------------------     MARCH 31,     TO APRIL 29,     ----------------------------
                                         1985         1984          1983            1982          1981       1980       1979
                                        -------     ---------     ---------     ------------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period........................        $ 13.09      $ 13.89       $ 11.45         $11.09        $ 9.55     $ 8.66     $ 7.45
                                        -------       ------        ------         ------        ------     ------     ------
Income from investment
  operations:
  Net investment income.........           0.46         0.72          0.43           0.05          0.59       0.56       0.30
  Net realized and unrealized
    gain (loss) on investments..           1.12        (0.27)         2.01           0.31          0.95       0.33       0.91
                                        -------       ------        ------         ------        ------     ------     ------
Total from investment
  operations....................           1.58         0.45          2.44           0.36          1.54       0.89       1.21
                                        -------       ------        ------         ------        ------     ------     ------
Less distributions:
  Dividends from net investment
    income......................          (0.74)       (0.33)         0.00           0.00          0.00       0.00       0.00
  Dividends from net realized
    gains.......................          (0.28)       (0.92)         0.00           0.00          0.00       0.00       0.00
                                        -------       ------        ------         ------        ------     ------     ------
Total distributions.............          (1.02)       (1.25)         0.00           0.00          0.00       0.00       0.00
                                        -------       ------        ------         ------        ------     ------     ------
Net asset value, end of
  period........................        $ 13.65      $ 13.09       $ 13.89         $11.45        $11.09     $ 9.55     $ 8.66
                                        =======       ======        ======         ======        ======     ======     ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's).......................        $13,627      $ 9,842       $ 6,863         $3,436        $3,200     $2,631     $3,063
Ratios to average net assets:
  Expenses......................           2.28%        2.45%         1.50%*         3.62%*        2.70%      3.10%      3.07%
  Net investment income.........           4.68%        6.46%         5.49%*         2.90%*        6.48%      3.85%      4.63%
Portfolio turnover rate.........            196%         261%          187%             9%          135%       151%       101%
Net asset value adjusted for
  reinvestment of dividends and
  distributions:
  Beginning of period...........        $ 14.35      $ 13.89       $ 11.45         $11.09        $ 9.55     $ 8.66     $ 7.45
                                        =======       ======        ======         ======        ======     ======     ======
  End of period.................        $ 16.24      $ 14.35       $ 13.89         $11.45        $11.09     $ 9.55     $ 8.66
                                        =======       ======        ======         ======        ======     ======     ======
TOTAL RETURN....................          13.17%        3.31%        21.31%          3.25%        16.13%     10.28%     16.24%


                                                       JUNE 30, 1976
                                                       (COMMENCEMENT
                                                      OF OPERATIONS)
                                                      TO DECEMBER 31,
                                   1978       1977         1976
                                  ------     ------   ---------------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period........................  $ 6.75     $ 6.54       $  6.03
                                  ------     ------        ------
Income from investment
  operations:
  Net investment income.........    0.12       0.18          0.00
  Net realized and unrealized
    gain (loss) on investments..    0.58       0.03          0.51
                                  ------     ------        ------
Total from investment
  operations....................    0.70       0.21          0.51
                                  ------     ------        ------
Less distributions:
  Dividends from net investment
    income......................    0.00       0.00          0.00
  Dividends from net realized
    gains.......................    0.00       0.00          0.00
                                  ------     ------        ------
Total distributions.............    0.00       0.00          0.00
                                  ------     ------        ------
Net asset value, end of
  period........................  $ 7.45     $ 6.75       $  6.54
                                  ======     ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's).......................  $2,169     $1,458       $ 1,093
Ratios to average net assets:
  Expenses......................    2.90%      2.77%         4.92%*
  Net investment income.........    2.72%      2.98%           --
Portfolio turnover rate.........     135%       148%           22%
Net asset value adjusted for
  reinvestment of dividends and
  distributions:
  Beginning of period...........  $ 6.75     $ 6.54       $  6.03
                                  ======     ======        ======
  End of period.................  $ 7.45     $ 6.75       $  6.54
                                  ======     ======        ======
TOTAL RETURN....................   10.37%      3.21%         8.46%

------------
* Annualized
+ Prepared as if the predecessor partnership (Note 1) had been organized as a corporation on June 30, 1976, the date of commencement of its operations, and had initially issued capital stock at a net asset value of $6.03 per share.

                                                                REA-GRAHAM
-------------------------------------                           FUND, INC.
          PLEASE CONTACT US                                        LOGO

       REA-GRAHAM FUNDS, INC.
          10966 Chalon Road
    Los Angeles, California 90077
           (800) 433-1998

           Transfer Agent
             PFPC, Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809
           (800) 348-5032
        Principal Underwriter
      JAMES BUCHANAN REA, INC.
          10966 Chalon Road
    Los Angeles, California 90077
           (310) 442-2660

-------------------------------------

This report must be preceded or
accompanied by the Prospectus of
Rea-Graham Balanced Fund.





 ------------------------------------
                                                                      REA-GRAHAM
                                                                   BALANCED FUND
                                                              SEMI-ANNUAL REPORT

                                                              September 30, 1996